Consolidated statements of changes in stockholders' equity - MXN ($) $ in Thousands	Total	Share Capital [Member]	Treasury Shares [Member]	Mandatory Convertible Debentures Into Shares [Member]	Accumulated Losses [Member]	Other Components of Equity [Member]	Subtotal [Member]	Non Controlling Interest [Member]	Number of Outstanding Common Shares [Member]
Balance, beginning of period at Dec. 31, 2017	$ 2,229,062	$ 2,216,733	$ (46,805)	$ 0	$ (859,159)	$ 849,466	$ 2,160,235	$ 68,827
Balance, beginning of period (in shares) at Dec. 31, 2017									102,182,841
Net (loss) profit for the year	23,549	0	0	0	19,006	0	19,006	4,543
Other comprehensive income	(102,187)	0	0	0	40,335	(142,522)	(102,187)	0
Comprehensive income for the year	(78,638)						(83,181)	4,543
Dividends paid to non-controlling interest	(26,166)						0	(26,166)
Balance, end of period at Dec. 31, 2018	2,124,258	2,216,733	(46,805)	0	(799,818)	706,944	2,077,054	47,204
Balance, end of period (in shares) at Dec. 31, 2018									102,182,841
Net (loss) profit for the year	31,292	0	0	0	32,064	0	32,064	(772)
Other comprehensive income	267,242	0	0	0	202,228	65,014	267,242	0
Comprehensive income for the year	298,534						299,306	(772)
Balance, end of period at Dec. 31, 2019	$ 2,422,792	2,216,733	(46,805)	0	(565,526)	771,958	2,376,360	46,432
Balance, end of period (in shares) at Dec. 31, 2019	102,182,841								102,182,841
Net (loss) profit for the year	$ (403,156)	0	0	0	(398,131)	0	(398,131)	(5,025)
Other comprehensive income	227,772	0	0	0	55	227,717	227,772	0
Comprehensive income for the year	(175,384)						(170,359)	(5,025)
Balance, end of period at Dec. 31, 2020	$ 2,247,408	$ 2,216,733	$ (46,805)	$ 0	$ (963,602)	$ 999,675	$ 2,206,001	$ 41,407
Balance, end of period (in shares) at Dec. 31, 2020	102,182,841								102,182,841